Employee benefits (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Expenses for Bank's Principal Plans

The following table summarizes the expenses for the Bank’s principal plans(1).

	For the three months ended
	Pension plans			Other benefit plans
($ millions)	April 30 2019	January 31 2019	April 30 2018	April 30 2019	January 31 2019	April 30 2018
Defined benefit service cost	$71	$76	$87	$7	$7	$16
Interest on net defined benefit (asset) liability	1	(2)	4	13	13	12
Other	4	4	3	1	1	(1)
Defined benefit expense	$76	$78	$94	$21	$21	$27
Defined contribution expense	$15	$14	$10	n/a	n/a	n/a
Increase (decrease) in other comprehensive income related to employee benefits(3)	$(219)	$(395)	$15	$(17)	$(65)	$4

	For the six months ended
	Pension plans		Other benefit plans
($ millions)	April 30 2019	April 30 2018	April 30 2019	April 30 2018
Defined benefit service cost(2)	$147	$166	$14	$(177)
Interest on net defined benefit (asset) liability	(1)	4	26	25
Other	8	6	2	(3)
Defined benefit expense	$154	$176	$42	$(155)
Defined contribution expense	$29	$20	n/a	n/a
Increase (decrease) in other comprehensive income related to employee benefits(3)	$(614)	$65	$(82)	$38
(1)	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
(2)	The service cost for other benefit plans includes a decrease of $203 million in the first quarter of fiscal 2018, related to modifications to the Bank’s post-retirement benefits plan.
(3)	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.